Label	Element	Value
AIG Senior Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001059040_SupplementTextBlock

SunAmerica Senior Floating Rate Fund, Inc.

AIG Senior Floating Rate Fund

(the “Fund”)

Supplement dated March 8, 2019, to the Summary Prospectus, Prospectus and Statement of Additional Information

each dated April 30, 2018, as supplemented and amended to date

Risk/Return [Heading]	rr_RiskReturnHeading	AIG Senior Floating Rate Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective March 8, 2019, SunAmerica Asset Management, LLC (“SunAmerica”) has agreed to modify the expense caps on total expenses to reduce the net expenses paid by shareholders of the Fund. Accordingly, the following changes to the Summary Prospectus, Prospectus and Statement of Additional Information are effective as of March 8, 2019:

The table in the section of the Fund’s Summary Prospectus entitled “Fees and Expenses of the Fund” and the table in the subsection of the Fund’s Prospectus entitled “Fund Highlights – Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2020
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The subsection of the Fund’s Summary Prospectus entitled “Fees and Expenses of the Fund – Example” and the subsection of the Fund’s Prospectus entitled “Fund Highlights – Example” are deleted in their entirety and replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers and/or reimbursements remain in place through the term of the applicable waiver and/or expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
AIG Senior Floating Rate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement	rr_ExpensesOverAssets	1.86%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.84%	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.02%	[3],[4]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (“CDSC”) on redemptions made within two years of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 475
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	688
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	917
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,576
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	475
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	688
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	917
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,576
AIG Senior Floating Rate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement	rr_ExpensesOverAssets	2.26%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.84%	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.42%	[3],[4]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 7-9 of the Prospectus for more information about the CDSCs.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 245
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	449
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	776
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,702
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	145
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	449
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	776
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,702
AIG Senior Floating Rate Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement	rr_ExpensesOverAssets	1.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.89%	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.82%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,014
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	84
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	262
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	455
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,014

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 7-9 of the Prospectus for more information about the CDSCs.
[2]	The Administrative Fee is a component of Other Expenses.
[3]	Pursuant to an Advisory Fee Waiver Agreement, effective through April 30, 2020, SunAmerica is contractually obligated to waive its advisory fee with respect to the Fund so that the advisory fee payable by the Fund to SunAmerica equals 0.63% on the first $2 billion of average daily net assets and 0.58% above $2 billion of average daily net assets. This agreement may be modified or discontinued prior to April 30, 2020, only with the approval of the Board of Directors, including a majority of the directors who are not "interested persons" of SunAmerica Senior Floating Rate Fund, Inc. as defined in the 1940 Act.
[4]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC ("SunAmerica") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.02%, 1.42% and 0.82% for Class A, Class C and Class W shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the directors of the Board of Directors who are not "interested persons" of SunAmerica Senior Floating Rate Fund, Inc. as defined in the Investment Company Act of 1940, as amended (the "1940 Act").